UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Invested Growth Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	1,159,774	$7,086,217
Waddell & Reed Advisors Cash Management, Inc., Class A	21,015,606	21,015,606
Waddell & Reed Advisors Core Investment Fund, Class Y	3,488,886	19,467,985
Waddell & Reed Advisors Dividend Income Fund, Class Y	415,092	6,653,919
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,773,895	15,057,843
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,741,912	17,872,014
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	927,906	10,169,852
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	814,973	9,584,087
Waddell & Reed Advisors Value Fund, Class Y	1,375,304	15,705,971
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,179,072	11,130,444

TOTAL AFFILIATED MUTUAL FUNDS – 99.68%		$133,743,938

(Cost: $126,672,648)

	Principal Amount in
SHORT–TERM SECURITIES – 0.32%	Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 1.1%
Repurchase Agreement dated 3–31–08 to be
repurchased at $432,013 on 4–1–08 (A)	$432	$432,000
(Cost: $432,000)

TOTAL INVESTMENT SECURITIES – 100.00%		$134,175,938

(Cost: $127,104,648)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three– level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three– tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008.

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$133,743,938	$ –	$133,743,938
Level 2 – Other Significant Observable Inputs	432,000	–	432,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$134,175,938	$ –	$134,175,938

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $305,000 United States Treasury Bond, 8.5% due 2– 15– 20; market value and accrued interest aggregate $440,654.

The Investments of Invested Balanced Portfolio
March 31, 2008

AFFILATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	3,099,953	$18,940,715
Waddell & Reed Advisors Cash Management, Inc., Class A	23,452,673	23,452,673
Waddell & Reed Advisors Core Investment Fund, Class Y	1,864,541	10,404,136
Waddell & Reed Advisors Dividend Income Fund, Class Y	277,304	4,445,178
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,260,838	5,030,744
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	895,068	9,183,402
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	542,399	5,944,690
Waddell & Reed Advisors Value Fund, Class Y	706,886	8,072,640
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y*	590,490	5,574,224

TOTAL AFFILATED MUTUAL FUNDS – 99.58%		$91,048,402

(Cost: $86,078,744)

	Principal Amount in
SHORT–TERM SECURITIES – 0.42%	Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 1.1%
Repurchase Agreement dated 3–31–08 to be
repurchased at $381,012 on 4–1–08 (A)	$381	$381,000
(Cost: $381,000)

TOTAL INVESTMENT SECURITIES – 100.00%		$91,429,402

(Cost: $86,459,744)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008.

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$91,048,402	$ –	$91,048,402
Level 2 – Other Significant Observable Inputs	381,000	–	381,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$91,429,402	$ –	$91,429,402

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $271,000 United States Treasury Bond, 8.125% due 8–15–21; market value and accrued interest aggregate $387,422.

The Investments of Invested Conservative Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS – 99.56%	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	43,347,013	$43,347,013

(Cost: $43,347,013)

	Principal Amount in
SHORT–TERM SECURITIES – 0.44%	Thousands

Repurchase Agreement
J.P. Morgan Securities Inc.,1.1%
Repurchase Agreement dated 3–31–08 to be
repurchased at $190,006 on 4–1–08 (A)	$190	$190,000
(Cost: $190,000)

TOTAL INVESTMENT SECURITIES – 100.00%		$43,537,013

(Cost: $43,537,013)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008.

	Investments	Other Financial Instruments*	Total
Assets
Level 1 – Quoted Prices	$43,347,013	$ –	$43,347,013
Level 2 – Other Significant Observable Inputs	190,000	–	190,000
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$43,537,013	$ –	$45,537,013

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

*Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Collateralized by $147,000 United States Treasury Bond, 6.75% due 8–15–26; market value and accrued interest aggregate $194,320.

The Schedule of Investments of Waddell & Reed Advisors Cash Management, in which Conservative Portfolio is 99.56% invested, follows.

The Investments of Cash Management
March 31, 2008		(Unaudited)

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Capital Equipment - 2.86%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation),
2.7%, 4-29-08	$21,850	$21,804,115
Deere (John) Capital Corporation,
2.77875%, 6-25-08 (A)	13,600	13,612,652
		35,416,767
Computers - Main and Mini - 0.68%
IBM Capital Inc.,
2.35%, 6-10-08	8,500	8,461,160

Electrical Equipment - 2.26%
W.W. Grainger, Inc.:
2.9%, 4- 4-08	5,000	4,998,792
2.54%, 5-12-08	17,000	16,950,823
2.48%, 5-16-08	6,000	5,981,400
		27,931,015
Finance Companies - 3.93%
Avon Capital Corp.,
2.53%, 4-21-08	15,456	15,434,276
PACCAR Financial Corp.:
2.48%, 6-12-08	24,000	23,880,960
2.5%, 6-16-08	6,100	6,067,805
2.5%, 6-17-08	3,200	3,182,889
		48,565,930
Food and Related - 15.20%
Archer Daniels Midland Company:
2.95%, 5-30-08	10,200	10,150,686
3.075%, 6-5-08	11,900	11,833,930
2.98%, 6-9-08	4,200	4,176,011
2.73%, 6-20-08	16,800	16,698,080
2.93%, 6-23-08	15,000	14,898,671
Hershey Company (The),
2.65%, 4- 4-08	19,900	19,895,605
McCormick & Co. Inc.:
2.75%, 5-30-08	6,000	5,972,958
2.93%, 8-29-08	16,000	15,804,667
2.95%, 8-29-08	7,000	6,913,958
2.63%, 11-25-08	21,700	21,322,697
Nestle Capital Corp.,
2.39%, 3-12-09	35,000	34,198,354
Nestle Finance International Ltd.:
3.65%, 4-16-08	6,300	6,290,419
2.34%, 6-25-08	20,000	19,889,500
		188,045,536
Health Care - Drugs - 3.66%
Pfizer Inc.:
4.41%, 5-15-08	23,000	22,876,030
4.41%, 5-15-08	10,600	10,542,866
4.41%, 5-29-08	11,950	11,865,095
		45,283,991
Leisure Time Industry - 0.40%
Walt Disney Company (The),
3.92%, 4-7-08	5,100	5,096,668

Mining - 3.12%
BHP Billiton Finance USA, Inc.:
4.0%, 4-15-08	7,620	7,608,147
4.0%, 4-16-08	14,000	13,976,667
4.03%, 4-17-08	4,250	4,242,388
3.4%, 4-25-08	12,800	12,770,987
		38,598,189
Multiple Industry - 0.41%
Siemens Capital Corp.,
2.84%, 4-29-08	5,011	4,999,931

Security and Commodity Brokers - 1.16%
American Express Credit Corp.,
2.68%, 6-12-08	14,400	14,322,816

Trucking and Shipping - 1.41%
United Parcel Service, Inc.,
4.27%, 6-30-08	17,600	17,412,120

Utilities - Telephone - 4.59%
Verizon Communications Inc.:
2.91%, 4-3-08	21,600	21,596,508
3.08%, 4-3-08	21,000	20,996,407
3.07%, 4- 4-08	7,000	6,998,209
3.0%, 4-8-08	7,200	7,195,800
		56,786,924

Total Commercial Paper - 39.68%		490,921,047

Commercial Paper (backed by irrevocable bank letter of credit)
Banks - 0.63%
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9-24-08	8,000	7,810,898

Finance Companies - 12.27%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
2.85%, 4-1-08	23,992	23,992,000
NATC California LLC (SunTrust Bank),
4.23%, 4-10-08	30,050	30,018,222
River Fuel Company #2, Inc. (Bank of New York (The)):
3.06%, 4-30-08	14,435	14,399,418
3.09%, 4-30-08	6,509	6,492,798
4.0%, 4-30-08	3,000	2,990,333
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
3.09%, 4-30-08	25,497	25,433,534
3.15%, 4-30-08	5,000	4,987,312
River Fuel Trust #1 (Bank of New York (The)),
2.73%, 4-30-08	4,700	4,689,664
Vehicle Services of America Ltd. (Bank of America, National Association),
2.73%, 6-9-08	39,000	38,795,933
		151,799,214
Food and Related - 4.95%
COFCO Capital Corp. (Rabobank Nederland):
3.12%, 4-8-08	7,950	7,945,177
2.97%, 4-15-08	17,000	16,980,365
2.53%, 4-17-08	3,000	2,996,627
2.7%, 4-22-08	33,300	33,247,552
		61,169,721
Total Commercial Paper (backed by irrevocable bank letter of credit) - 17.85%		220,779,833

Notes
Banks - 1.32%
Wells Fargo & Company:
2.8975%, 4-15-08 (A)	8,300	8,300,027
2.855%, 4-18-08 (A)	8,000	8,000,000
		16,300,027
Capital Equipment - 2.05%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation)
2.32%, 5-19-08	5,000	4,984,533
Deere (John) Capital Corporation:
4.5%, 8-25-08	4,350	4,343,584
3.75%, 1-13-09	5,450	5,489,771
4.875%, 3-16-09	1,875	1,908,056
4.625%, 4-15-09	8,500	8,648,868
		25,374,812
Computers - Main and Mini - 1.96%
International Business Machines Corporation:
3.07938%, 4-3-08 (A)	5,500	5,500,000
3.08813%, 4-8-08 (A)	18,750	18,750,029
		24,250,029
Finance Companies - 8.83%
BP Capital Markets p.l.c.,
3.03875%, 6-11-08 (A)	17,100	17,100,000
General Electric Capital Corporation:
3.07813%, 4-9-08 (A)	12,500	12,497,417
2.61875%, 4-25-08 (A)	5,000	5,000,000
4.0%, 2-17-09	5,315	5,363,677
Prudential Funding LLC,
6.6%, 5-15-08	6,200	6,209,254
Toyota Motor Credit Corporation:
5.24%, 5-2-08	16,700	16,700,000
5.28%, 5-23-08	8,595	8,595,000
2.48%, 6-11-08	11,500	11,443,752
5.41%, 6-16-08	13,500	13,500,000
4.8%, 10-6-08	8,500	8,500,000
Unilever Capital Corporation,
2.925%, 4-14-08 (A)	4,300	4,300,000
		109,209,100
Forest & Paper Products - 1.38%
Kimberly-Clark Corporation,
4.42%, 12-19-08	17,100	17,084,663

Household - General Products - 1.21%
Procter & Gamble Company (The):
3.14%, 5-19-08 (A)	8,450	8,450,000
3.5%, 12-15-08	6,534	6,500,000
		14,950,000
Multiple Industry - 2.18%
3M Company,
5.8271%, 12-12-08	26,400	26,944,972

Retail - General Merchandise - 3.89%
Target Corporation,
5.4%, 10-1-08	18,000	18,099,594
Wal-Mart Stores, Inc.,
5.933%, 6-1-08	30,000	30,017,703
		48,117,297
Security and Commodity Brokers - 0.32%
American Express Credit Corp.,
3.14%, 4-7-08 (A)	4,000	3,967,900

Total Notes - 23.14%		286,198,800

Notes (backed by irrevocable bank letter of credit)
Business Equipment and Services - 0.07%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, National Association),
3.92%, 4-2-08 (A)	910	910,000

Finance Companies - 1.15%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association),
3.17%, 4-3-08 (A)	4,905	4,905,000
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
3.1%, 4-1-08 (A)	1,000	1,000,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank N.A.),
2.8%, 4-3-08 (A)	4,180	4,180,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	4,175	4,175,000
		14,260,000
Food and Related - 0.20%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	2,515	2,515,000

Furniture and Furnishings - 0.05%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	615	615,000

Health Care - General - 0.60%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	2,285	2,285,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	5,175	5,175,000
		7,460,000
Household - General Products - 0.08%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
3.15%, 4-3-08 (A)	766	766,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
3.15%, 4-10-08 (A)	216	216,000
		982,000
Leisure Time Industry - 0.49%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4-3-08 (A)	6,070	6,070,000

Multiple Industry - 0.47%
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
2.8%, 4-2-08 (A)	5,800	5,800,000

Non-Residential Construction - 1.39%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
2.8%, 4-2-08 (A)	17,161	17,161,000

Real Estate Investment Trust - 0.22%
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank National Association),
3.2%, 4-3-08 (A)	2,670	2,670,000

Trucking and Shipping - 0.03%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, National Association),
3.87%, 4-3-08 (A)	370	370,000

Total Notes (backed by irrevocable bank letter of credit) - 4.75%		58,813,000

TOTAL CORPORATE OBLIGATIONS - 85.42%		$1,056,712,680

(Cost: $1,056,712,680)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama - 0.24%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, National Association),
3.92%, 4-3-08 (A)	2,975	2,975,000

Arkansas - 0.64%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
2.8%, 4-2-08 (A)	7,900	7,900,000

California - 4.94%
California Pollution Control Financing Authority,
      Environmental Improvement Revenue Bonds:
      Air Products and Chemicals, Inc./Wilmington
      Facility, Taxable Series 1997A (Air Products
      and Chemicals, Inc.):

2.51%, 5-5-08	34,000	34,000,000
2.51%, 5-5-08	10,500	10,500,000
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c),
3.05%, 4- 4-08	11,000	11,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.5%, 4-2-08 (A)	3,900	3,900,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank National Association),
3.3%, 4-1-08 (A)	1,795	1,795,000
		61,195,000
District of Columbia - 0.13%
District of Columbia Revenue Bonds (American Society for Microbiology Project), Series 1998B (Taxable), (Wachovia Bank, National Association),
3.12%, 4-3-08 (A)	1,610	1,610,000

Florida - 0.89%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds: Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, National Association),
2.8%, 4-2-08 (A)	7,900	7,900,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, National Association),
2.8%, 4-2-08 (A)	3,160	3,160,000
		11,060,000
Georgia - 4.70%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (Bayerische Landesbank, New York Branch, Wachovia Bank, National Association and WestL B AG, New York Branch):

4.35%, 4-7-08	36,500	36,500,000
3.5%, 4-3-08	21,600	21,600,000
		58,100,000
Indiana - 0.32%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
3.1%, 4-1-08 (A)	3,940	3,940,000

Iowa - 0.25%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
3.1%, 4-3-08 (A)	3,050	3,050,000

Minnesota - 0.48%
City of Plymouth, Minnesota, Health Facilities Revenue Bonds, WestHealth Taxable Bonds, Series 1994B (Financial Security Assurance Inc.),
3.1%, 4-3-08 (A)	5,900	5,900,000

Missouri - 0.12%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
2.73%, 4-3-08 (A)	1,490	1,490,000

Pennsylvania - 0.18%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, National Association),
3.87%, 4-3-08 (A)	2,245	2,245,000

Washington - 0.31%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
3.05%, 4-1-08 (A)	3,880	3,880,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 13.20%		$163,345,000

(Cost: $163,345,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.45%

Overseas Private Investment Corporation,
2.5%, 4-2-08 (A)	17,919	17,918,604
(Cost: $17,918,604)

TOTAL INVESTMENT SECURITIES - 100.07%		$1,237,976,284

(Cost: $1,237,976,284)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.07%)		(887,039)

NET ASSETS - 100.00%		$1,237,089,245

Notes to Schedule of Investments
(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2008